SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following table presents our net sales by revenue source for the period presented:

	For the three months ended September 30, 2025	For three months ended September 30, 2024		For the nine months ended September 30, 2025	For the nine months ended September 30, 2024

Net Sales Source
Commercial Enterprises	$1,221,455		$2,047,176	$2,816,922	$3,569,464
Distributors	$14,826		$311,518	$413,288	$578,688
Municipalities	$51,749		$39,468	$115,143	$123,957
Taiwan Government	$363,757	$		$1,308,917	$6,874

	$1,651,787		$2,398,162	$4,654,270	$4,278,983

The following table presents our net sales by revenue source and the period over period percentage change, for the period presented:

	Years Ended December 31,
	2024	2023	% Change
Net Sales Source
Commercial Enterprises	$4,675,122	$6,104,478	(23%)
Distributors	762,660	88,047	766%
Municipalities	170,467	156,701	9%
Taiwan Government	319,767	-	100%
Other	92,625	148,311	(38%)
	6,020,639	6,495,865	(7%)

SCHEDULE OF ANTI-DILUTIVE SECURITIES

For the nine months ended September 30, 2025 and 2024, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	September 30, 2025	September 30, 2024
Warrants	1,863,069	1,882,076
Options	221,756	146,202
Total	2,084,825	2,028,278

For the years ended December 31, 2024 and 2023, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	December 31, 2024	December 31, 2023
Warrants	1,882,076	631,737
Options	217,016	162,625
Total	2,099,092	794,362